Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CTIVP – Westfield Select Large Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Select Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, consumer discretionary and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the consumer staples and real estate sectors and an overweight to the health care sector positively impacted relative performance.
Individual holdings
| Positions in Axon Enterprise, Inc., a manufacturer of conducted electrical weapons for personal defense, and ServiceNow, Inc., a provider of workflow automation solutions, were among the top contributors to Fund performance. A relative underweight to Microsoft Corp., a software, services and devices provider, also contributed during the period.
Top Performance Detractors
Stock selection
| Selections in the information technology, health care and financials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Overweight to the industrials and consumer discretionary sector and an underweight to the information technology sector detracted from relative performance.
Individual holdings
| A relative underweight to NVIDIA Corp., a designer and manufacturer of computer graphics processors, was the top detractor. Positions in DexCom, Inc., a medical devices company, and Ascendis Pharma A/S, a biopharmaceutical company, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	27.50	10.67	12.25
Russell 1000 ® Growth Index	33.36	18.96	16.78
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,803,162,177
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 7,522,171
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,803,162,177
Total number of portfolio holdings	31
Management services fees (represents 0.67% of Fund average net assets)	$ 7,522,171
Portfolio turnover for the reporting period	106%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.4%
Apple, Inc.	8.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class A	5.4%
Ascendis Pharma A/S ADR	5.0%
Axon Enterprise, Inc.	3.9%
TransDigm Group, Inc.	3.9%
Broadcom, Inc.	3.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.4%
Apple, Inc.	8.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class A	5.4%
Ascendis Pharma A/S ADR	5.0%
Axon Enterprise, Inc.	3.9%
TransDigm Group, Inc.	3.9%
Broadcom, Inc.	3.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On May 1, 2024 (the Effective Date), the Fund’s name was changed to CTIVP
®
– Westfield Select Large Cap Growth Fund. Also, as of the Effective Date, Morgan Stanley Investment Management Inc. no longer serves as subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) assumed day-to-day management of the Fund’s portfolio. Accordingly, on the Effective Date, the Fund’s principal investment strategies were revised to reflect Westfield’s investment strategy and process.

Material Fund Change Name [Text Block]	CTIVP ® – Westfield Select Large Cap Growth Fund
Material Fund Change Strategies [Text Block]	Accordingly, on the Effective Date, the Fund’s principal investment strategies were revised to reflect Westfield’s investment strategy and process.
Material Fund Change Adviser [Text Block]	Morgan Stanley Investment Management Inc. no longer serves as subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) assumed day-to-day management of the Fund’s portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
CTIVP – Westfield Select Large Cap Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Westfield Select Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, consumer discretionary and consumer staples sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the consumer staples and real estate sectors and an overweight to the health care sector positively impacted relative performance.
Individual holdings
| Positions in Axon Enterprise, Inc., a manufacturer of conducted electrical weapons for personal defense, and ServiceNow, Inc., a provider of workflow automation solutions, were among the top contributors to Fund performance. A relative underweight to Microsoft Corp., a software, services and devices provider, also contributed during the period.
Top Performance Detractors
Stock selection
| Selections in the information technology, health care and financials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Overweight to the industrials and consumer discretionary sector and an underweight to the information technology sector detracted from relative performance.
Individual holdings
| A relative underweight to NVIDIA Corp., a designer and manufacturer of computer graphics processors, was the top detractor. Positions in DexCom, Inc., a medical devices company, and Ascendis Pharma A/S, a biopharmaceutical company, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	27.15	10.38	11.96
Russell 1000 ® Growth Index	33.36	18.96	16.78
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,803,162,177
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 7,522,171
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,803,162,177
Total number of portfolio holdings	31
Management services fees (represents 0.67% of Fund average net assets)	$ 7,522,171
Portfolio turnover for the reporting period	106%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.4%
Apple, Inc.	8.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class A	5.4%
Ascendis Pharma A/S ADR	5.0%
Axon Enterprise, Inc.	3.9%
TransDigm Group, Inc.	3.9%
Broadcom, Inc.	3.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.4%
Apple, Inc.	8.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., Class A	5.8%
Alphabet, Inc., Class A	5.4%
Ascendis Pharma A/S ADR	5.0%
Axon Enterprise, Inc.	3.9%
TransDigm Group, Inc.	3.9%
Broadcom, Inc.	3.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On May 1, 2024 (the Effective Date), the Fund’s name was changed to CTIVP
®
– Westfield Select Large Cap Growth Fund. Also, as of the Effective Date, Morgan Stanley Investment Management Inc. no longer serves as subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) assumed day-to-day management of the Fund’s portfolio. Accordingly, on the Effective Date, the Fund’s principal investment strategies were revised to reflect Westfield’s investment strategy and process.

Material Fund Change Name [Text Block]	CTIVP ® – Westfield Select Large Cap Growth Fund
Material Fund Change Strategies [Text Block]	Accordingly, on the Effective Date, the Fund’s principal investment strategies were revised to reflect Westfield’s investment strategy and process.
Material Fund Change Adviser [Text Block]	Morgan Stanley Investment Management Inc. no longer serves as subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) assumed day-to-day management of the Fund’s portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature